Annual Fund Operating Expenses - Sterling Capital Enhanced Core Bond ETF - Sterling Capital Enhanced Core Bond ETF [Default Label]	Mar. 07, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.39%	[4]

[1]	Sterling Capital Management LLC, the Fund’s adviser (“Adviser” or “Sterling Capital”), has agreed to pay all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”).
[2]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution/12b-1 fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[3]	Expenses reflect estimated other expenses of the Fund for its first fiscal year.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.